SUBORDINATED LOAN TO PARENT CORPORATION (Details) - Subordinated loan maturing April 12, 2019 $ in Millions	Jan. 16, 2018 CAD ($)	Apr. 12, 2017 CAD ($)
Related Parties
Principal amount		$ 342.0
Interest rate (as a percent)		5.5
Interest payment term		6 months
Subordinated loan reimbursed	$ 342.0